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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-09685


                   	  Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

               Pioneer High Yield Fund
               Schedule of Investments  7/31/08 (unaudited)
         Floating
Shares   Rate (c)                                                     Value

               Convertible Preferred Stocks - 6.1 %
               Materials - 2.8 %
               Diversified Metals & Mining - 2.8 %
43,039         Freeport-MC Copp., 5.5%, 12/31/49                 $89,682,516
               Total Materials                                   $89,682,516
               Capital Goods - 0.6 %
               Electrical Component & Equipment - 0.6 %
68,400         General Cable Corp., 5.75%, 11/24/13              $19,955,700
               Total Capital Goods                               $19,955,700
               Health Care Equipment & Services - 0.5 %
               Health Care Supplies - 0.4 %
66,500         Inverness Medica Corp., 3.0%, 12/31/49            $15,422,680
               Total Health Care Equipment & Services            $15,422,680
               Banks - 1.2 %
               Thrifts & Mortgage Finance - 1.2 %
726,432        Sovereign Cap Trust IV, 4.375%, 3/1/34            $20,794,116
34,225         Washington Mutual Preferred, 7.75%, 12/31/49       16,385,219
                                                                 $37,179,335
               Total Banks                                       $37,179,335
               Diversified Financials - 0.2 %
               Asset Management & Custody Banks - 0.2 %
190,000        Legg Mason, Inc., 7.0%, 6/30/11                   $ 7,529,700
               Total Diversified Financials                      $ 7,529,700
               Utilities - 0.8 %
               Multi-Utilities - 0.8 %
337,300        CMS Energy Corp., 4.5%, 12/31/49                  $23,990,463
               Total Utilities                                   $23,990,463
Principal      TOTAL CONVERTIBLE PREFERRED STOCKS
Amount ($)     (Cost  $153,236,120)                              $193,760,394

               Convertible Corporate Bonds - 11.9 %
               Capital Goods - 2.1 %
               Electrical Component & Equipment - 1.0 %
45,287,000     Roper Industries, Inc., 1.4813%, 1/15/34          $34,531,338
               Trading Companies & Distributors - 1.0 %
40,045,000     Wesco Distribution Inc., 1.75%, 11/15/26 (b)      $32,586,619
               Total Capital Goods                               $67,117,957
               Transportation - 0.4 %
               Marine - 0.4 %
15,745,000     Horizon Lines, 4.25%, 8/15/12                     $12,458,231
               Total Transportation                              $12,458,231
               Consumer Services - 0.7 %
               Casinos & Gaming - 0.7 %
21,745,000     Shuffle Master, 1.25%, 4/15/24                    $20,766,475
               Total Consumer Services                           $20,766,475
               Media - 1.9 %
               Advertising - 1.8 %
58,689,000     Interpublic Group Companies, 4.25%, 3/15/23       $59,275,890
               Total Media                                       $59,275,890
               Retailing - 1.1 %
               Automotive Retail - 1.0 %
34,612,000     Sonic Automotive, Inc., 5.25%, 5/7/09             $33,573,640
               Total Retailing                                   $33,573,640
               Health Care Equipment & Services - 0.9 %
               Health Care Services - 0.8 %
35,510,000     Omnicare Inc., 3.25%, 12/15/35                    $26,543,725
               Health Care Supplies - 0.0 %
1,240,000      Inverness Medical Innovation, 3.0%, 5/15/16 (144A)$ 1,229,150
               Total Health Care Equipment & Services            $27,772,875
               Pharmaceuticals & Biotechnology - 2.0 %
               Biotechnology - 1.1 %
15,400,000     Biomarin Pharmaceuticals, 1.875%, 4/23/17         $26,545,750
19,255,000     Mannkind Corp., 3.75%, 12/15/13 (b)                10,542,113
                                                                 $37,087,863
               Life Sciences Tools & Services - 0.2 %
15,560,000     Verenium Corp. 5.5%, 4/1/27 (144A)                $ 5,932,250
               Pharmaceuticals - 0.6 %
30,835,000     Epix Medical, Inc., 3.0%, 6/15/24                 $18,655,175
               Total Pharmaceuticals & Biotechnology             $61,675,288
               Diversified Financials - 0.4 %
               Consumer Finance - 0.1 %
4,100,000      Dollar Financial, 2.875%, 6/30/27 (144A)          $ 1,229,150
               Diversified Financial Services - 0.3 %
16,825,000     Nortel Networks, 2.125%, 4/15/14                  $10,873,156
               Total Diversified Financials                      $12,102,306
               Real Estate - 1.6 %
               Office Real Estate Investment Trusts - 0.5 %
17,600,000     Alexandria Real, 3.7%, 1/15/27 (114A)             $17,490,000
               Retail Real Estate Investment Trusts - 1.1 %
44,735,000     General Growth Properties, 3.98%, 4/15/27 (144A)  $33,663,088
               Total Real Estate                                 $51,153,088
               Software & Services - 0.1 %
               Systems Software - 0.1 %
2,730,000      Macrovision Corp., 2.625%, 8/15/11                $ 2,402,400
               Total Software & Services                         $ 2,402,400
               Technology Hardware & Equipment - 0.8 %
               Electronic Equipment & Instruments - 0.7 %
16,800,000     Newport Corp., 2.5%, 2/15/12 (144A)               $14,028,000
8,000,000      Vishay Intertechnology, 3.625%, 8/1/23              7,990,000
                                                                 $22,018,000
               Technology Distributors - 0.1 %
3,250,000      Anixter Intl, Inc., 1.0%, 2/15/13 (144A)          $ 3,908,124
               Total Technology Hardware & Equipment             $25,926,124
               TOTAL CONVERTIBLE CORPORATE BONDS
Shares         (Cost  $415,936,525)                              $374,224,274

               Preferred Stock - 0.5 %
               Real Estate - 0.5 %
               Real Estate Management & Development - 0.5 %
667,700        Forest City Enterprises, 7.375%, 2/1/34  (b)      $14,485,752
               TOTAL PREFERRED STOCK
               (Cost  $17,060,964)                               $14,485,752

               Common Stocks - 13.3 %
               Energy - 0.9 %
               Oil & Gas Exploration & Production - 0.5 %
450,614        McMoRan Exploration Co. * (b)                     $12,661,426
114,470        Sandridge Energy, Inc. * (b)                        5,596,438
                                                                 $18,257,864
               Oil & Gas Refining & Marketing - 0.4 %
342,800        Tesoro Petroleum Corp. (b)                        $ 5,292,832
196,200        Valero Energy Corp.                                 6,555,042
                                                                 $11,847,874
               Total Energy                                      $30,105,738
               Materials - 0.8 %
               Construction Materials - 0.4 %
245,394        Texas Industries, Inc. (b)                        $12,686,870
               Diversified Metals & Mining - 0.3 %
2,600,200      Polyment Mining Corp. * (b)                       $ 8,710,670
               Gold - 0.1 %
127,200        Barrick Gold Corp.                                $ 5,386,920
               Total Materials                                   $26,784,460
               Capital Goods - 2.9 %
               Aerospace & Defense - 0.2 %
294,200        Be Aerospace, Inc. *                              $ 7,555,056
               Building Products - 0.3 %
299,875        Lennox International Inc. (b)                     $10,705,538
               Construction & Farm Machinery & Heavy Trucks - 0.3 %
932,000        Commercial Vehicle Group, Inc. *                  $ 9,012,440
               Electrical Component & Equipment - 1.0 %
321,700        Cooper Industries, Inc.                           $13,566,089
362,500        General Cable Corp. * (b)                          20,890,875
                                                                 $34,456,964
               Industrial Machinery - 0.9 %
331,280        ESCO Electronics Corp. * (b)                      $13,632,172
238,300        ITT Corp.                                          15,956,568
                                                                 $29,588,740
               Total Capital Goods                               $91,318,738
               Consumer Services - 0.9 %
               Casinos & Gaming - 0.5 %
502,400        Scientific Games Corp. * (b)                      $15,242,816
               Specialized Consumer Services - 0.3 %
1,245,440      Service Corp.International                        $11,918,861
               Total Consumer Services                           $27,161,677
               Media - 0.3 %
               Movies & Entertainment - 0.1 %
158,490        Cinemark Holdings, Inc. * (b)                     $ 2,323,463
               Publishing - 0.2 %
161,300        McGraw-Hill Co., Inc.                             $ 6,560,071
               Total Media                                       $ 8,883,534
               Retailing - 0.2 %
               Department Stores - 0.2 %
225,900        J.C. Penney Co., Inc.                             $ 6,964,497
               Total Retailing                                   $ 6,964,497
               Food, Beverage & Tobacco - 0.3 %
               Tobacco - 0.2 %
152,400        Reynolds American, Inc.                           $ 8,508,492
               Total Food, Beverage & Tobacco                    $ 8,508,492
               Health Care Equipment & Services - 0.7 %
               Health Care Equipment - 0.2 %
412,900        Thoratec Corp. * (b)                              $ 7,746,004
               Health Care Supplies - 0.2 %
232,500        Inverness Medical Innovations, Inc. * (b)         $ 7,837,575
               Managed Health Care - 0.2 %
127,300        CIGNA Corp. *                                     $ 4,712,646
113,700        United Healthcare Group, Inc. *                     3,192,696
                                                                 $ 7,905,342
               Total Health Care Equipment & Services            $23,488,921
               Pharmaceuticals & Biotechnology - 1.8 %
               Life Sciences Tools & Services - 1.8 %
264,645        Bio-Rad Laboratories, Inc. *                      $23,579,870
341,100        Thermo Fisher Scientific, Inc. *                   20,643,372
178,100        Waters Corp. * (b)                                 12,100,114
                                                                 $56,323,356
               Total Pharmaceuticals & Biotechnology             $56,323,356
               Real Estate - 0.5 %
               Mortgage Real Estate Investment Trusts - 0.5 %
1,153,200      Annaly Capital Management, Inc.                   $17,378,724
               Total Real Estate                                 $17,378,724
               Technology Hardware & Equipment - 1.3 %
               Communications Equipment - 0.3 %
218,300        CommScope, Inc. * (b)                             $ 9,733,997
               Electronic Equipment & Instruments - 0.7 %
233,800        Itron, Inc. * (b)                                 $21,586,754
               Electronic Manufacturing Services - 0.3 %
290,100        Tyco Electronics, Ltd.                            $ 9,613,914
               Total Technology Hardware & Equipment             $40,934,665
               Telecommunication Services - 0.7 %
               Alternative Carriers - 0.4 %
1,958,600      Paetec Holding Corp. * (b)                        $11,536,154
               Integrated Telecommunication Services - 0.2 %
303,980        General Communication, Inc. * (b)                 $ 2,726,726
562,200        Windstream Corp.                                    6,701,424
                                                                 $ 9,428,150
               Total Telecommunication Services                  $20,964,304
               Utilities - 2.0 %
               Gas Utilities - 0.2 %
121,400        Questar Corp.                                     $ 6,419,632
               Independent Power Producer & Energy Traders - 1.3 %
1,133,682      NRG Energy, Inc. * (b)                            $41,141,320
               Multi-Utilities - 0.5 %
112,000        Public Service Enterprise Group, Inc.             $ 4,681,600
206,912        Sempra Energy (b)                                  11,620,178
                                                                 $16,301,778
               Total Utilities                                   $63,862,730
               TOTAL COMMON STOCKS
Principal      (Cost  $371,347,259)                              $422,679,836
Amount ($)
               Asset Backed Security - 0.0 %
               Diversified Financials - 0.0 %
               Diversified Financial Services - 0.0 %
2,510,000  2.91Bear Stearns Asset Backed Securities, Inc., Floati$ 1,078,098
               TOTAL ASSET BACKED SECURITY
               (Cost  $1,073,142)                                $ 1,078,098

               Corporate Bonds - 61.8 %
               Energy - 6.2 %
               Coal & Consumable Fuels - 0.6 %
20,750,000     Massey Energy Co., 6.875%, 12/15/13               $20,309,063
               Oil & Gas Equipment & Services - 0.2 %
7,450,000      Complete Production Services, 8.0%, 12/15/16      $ 7,394,125
               Oil & Gas Exploration & Production - 1.4 %
18,025,000     Hilcorp Energy, 7.75%,11/1/15 (144A)              $16,537,938
12,870,000     Parallel Petroleum Corp., 10.25%, 8/1/14           12,773,475
16,315,000     Sandridge Energy, Inc., 8.0%. 6/1/18               16,151,850
750,000    6.42Sandridge Energy, Inc., Floating Rate Note, 4/1/14    736,151
                                                                 $46,199,414
               Oil & Gas Refining & Marketing - 2.8 %
3,695,000      Aventine Renewable Energy, 10.0%, 4/1/17  (b)     $ 2,364,800
1,285,000      Frontier Oil Corp., 6.625%, 10/1/11                 1,246,450
87,025,000     Tesoro Corp., 6.625%, 11/1/15                      76,582,000
11,230,000     Verasun Energy Corp., 9.375%, 6/1/17                6,008,050
1,390,000      Verasun Energy Corp., 9.875%, 12/15/12 (b)          1,181,500
                                                                 $87,382,800
               Oil & Gas Storage & Transporation - 1.1 %
38,009,000     Holly Energy Partners LP, 6.25%, 3/1/15           $33,637,965
               Total Energy                                      $194,923,367
               Materials - 13.3 %
               Aluminum - 2.4 %
15,230,00  6.83Noranda Aluminum Acquisition, Floating Rate Note, $13,173,950
70,103,000     Novelis, Inc., 7.25%, 2/15/15                      64,845,275
                                                                 $78,019,225
               Commodity Chemicals - 5.9 %
51,475,000     Arco Chemical Co., 9.8%, 2/1/20                   $38,091,500
34,121,000     Georgia Gulf Corp., 10.75%, 10/15/16 (b)           17,742,920
65,199,000     Georgia Gulf Corp., 9.5%, 10/15/14 (b)             49,225,245
62,435,000     Millenium America, Inc., 7.625%, 11/15/26          36,212,300
53,500,000     Nova Chemicals Corp., 7.875%, 9/15/25              42,265,000
4,606,000      Nova Chemicals, Ltd., 6.5%, 1/15/12                 4,191,460
                                                                 $187,728,425
               Construction Materials - 0.1 %
3,318,000      Texas Industries, Inc., 7.25%, 7/15/13            $ 3,251,640
               Diversified Chemical - 0.1 %
6,900,000      Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A) (b)$ 4,623,000
               Metal & Glass Containers - 1.4 %
55,590,000     Crown Cork and Seal Co., Inc., 7.375%, 12/15/26   $45,583,800
               Paper Packaging - 0.8 %
16,300,000     Graham Packaging Co., 9.875%, 10/15/14 (b)        $13,936,500
11,295,000     Graphic Packaging Co., 9.5%, 8/15/13 (b)           10,504,350
                                                                 $24,440,850
               Paper Products - 1.6 %
10,780,000     Abitibi-Consolidated, Inc., 8.85%, 8/1/30         $ 3,907,750
79,540,000     Bowater, Inc., 6.5%, 6/15/13                       46,133,200
                                                                 $50,040,950
               Steel - 0.9 %
29,080,000     Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)  $27,335,200
               Total Materials                                   $421,023,090
               Capital Goods - 12.9 %
               Aerospace & Defense - 5.4 %
126,373,000    DRS Technologies Inc., 6.875%, 11/1/13            $127,004,865
6,180,000      Esterline Technologies, 6.625%, 3/1/17              5,901,900
36,580,000     Esterline Technology, 7.75%, 6/15/13               36,580,000
                                                                 $169,486,765
               Construction & Farm Machinery & Heavy Trucks - 1.0 %
2,675,000      American Railcar, 7.5%, 3/1/14                    $ 2,474,375
11,299,000     Greenbrier Co., Inc., 2.375%, 5/15/26               8,389,508
19,660,000     Greenbrier Co., Inc., 8.375%, 5/15/15              17,816,875
                                                                 $28,680,758
               Electrical Component & Equipment - 1.9 %
38,300,000     Baldor Electric, 8.625%, 2/15/17 (b)              $38,395,750
5,635,000      Belden CDT, Inc., 7.0%, 3/15/17                     5,339,163
20,190,000     General Cable Corp., 7.125%, 4/1/17 (b)            19,079,550
                                                                 $62,814,463
               Industrial Machinery - 3.6 %
22,430,000     Gardner Denver, Inc., 8.0%, 5/1/13 (144A)         $22,205,700
84,757,760     Mueller Industries, Inc., 6.0%, 11/1/14            75,858,195
19,756,000     Mueller Water Products, 7.375%, 6/1/17             16,199,920
                                                                 $114,263,815
               Trading Companies & Distributors - 1.0 %
34,955,000     Wesco Distribution, Inc., 7.5%, 10/15/17          $31,109,950
               Total Capital Goods                               $406,355,751
               Commercial Services & Supplies - 0.1 %
               Diversified Commercial Services - 0.1 %
2,500,000      NCO Group, Inc., 11.875%, 11/15/14                $ 1,993,750
2,330,000  7.55NCO Group, Inc., Floating Rate Note, 11/15/13       1,823,225
                                                                 $ 3,816,975
               Total Commercial Services & Supplies              $ 3,816,975
               Transportation - 0.9 %
               Air Freight & Couriers - 0.2 %
7,710,000      Ceva Group Plc, 10.0%, 9/1/14 (144A)              $ 7,787,100
               Railroads - 0.0 %
415,000        Kansas City Southern Mexico, 7.375%, 6/1/14       $   399,438
               Trucking - 0.6 %
10,875,000     Allison Transmission, 11.0%, 11/1/15 (144A) (b)   $ 9,841,875
10,645,000     Allison Transmission, 11.25%, 11/1/15 (144A)        9,261,150
                                                                 $19,103,025
               Total Transportation                              $27,289,563
               Automobiles & Components - 1.2 %
               Auto Parts & Equipment - 1.2 %
10,055,000     Cooper Standard Auto, 7.0%, 12/15/12 (b)          $ 8,295,375
9,275,000      Cooper Standard Auto, 8.375%, 12/15/14 (b)          6,585,250
23,925,000     Lear Corp., 8.75%, 12/1/16                         18,900,750
                                                                 $33,781,375
               Total Automobiles & Components                    $33,781,375
               Consumer Durables & Apparel - 1.2 %
               Footwear - 0.6 %
20,330,000     Brown Shoe Co., Inc., 8.75%, 5/1/12               $20,126,700
               Homebuilding - 0.1 %
4,665,000      Meritage Homes Corp., 6.25%, 3/15/15              $ 3,615,375
               Housewares & Specialties - 0.5 %
5,580,000      Yankee Acquisition Corp. 8.5%, 2/15/15            $ 4,101,300
19,225,000     Yankee Acquisition Corp. 9.75%, 2/15/17 (b)        11,054,375
                                                                 $15,155,675
               Total Consumer Durables & Apparel                 $38,897,750
               Consumer Services - 1.2 %
               Casinos & Gaming - 1.0 %
32,840,000     Manshantucket Pequot Tribe, 8.5%, 11/15/15 (144A) $25,286,800
6,057,000      Scientific Games Corp., 6.25%, 12/15/12             5,678,438
                                                                 $30,965,238
               Leisure Facilities - 0.1 %
6,225,000      Firekeepers Development Authority 13.875%, 5/1/15 $ 5,727,000
               Total Consumer Services                           $36,692,238
               Media - 2.4 %
               Advertising - 1.6 %
52,740,000     Interpublic Group, Inc., 7.25%, 8/15/11           $50,762,250
               Broadcasting & Cable TV - 0.8 %
33,650,000     Univision Communications, 9.75%, 3/15/15 PIK (144A$25,658,125
               Total Media                                       $76,420,375
               Retailing - 1.4 %
               Automotive Retail - 0.3 %
15,655,000     Sonic Automotive, Inc., 8.625%, 8/15/13           $12,524,000
               Internet Retail - 0.9 %
12,450,000     Expedia, Inc., 8.5%, 7/1/16 (144A)  (b)           $11,827,500
16,955,000     Ticketmaster, 10.75%, 8/1/16                       17,548,425
                                                                 $29,375,925
               Specialty Stores - 0.0 %
1,355,000      Sally Holdings LLC, 10.5%, 11/15/16 (b)           $ 1,304,188
               Total Retailing                                   $43,204,113
               Food, Beverage & Tobacco - 0.2 %
               Tobacco - 0.2 %
4,445,000      Alliance One, 11.0%, 5/15/12                      $ 4,545,013
2,490,000      Alliance One International, Inc., 8.5%, 5/15/12     2,334,375
                                                                 $ 6,879,388
               Total Food Beverage & Tobacco                     $ 6,879,388
               Health Care Equipment & Services - 1.6 %
               Health Care Facilities - 1.1 %
10,795,000     Community Health Systems, 8.875%, 7/15/15         $10,875,963
13,785,000     Surgical Care Affiliates, 10.0%, 7/15/17 (144A)    10,614,450
15,920,000     Surgical Care Affiliates, 8.875%, 7/15/15 (144A) P 13,890,200
                                                                 $35,380,613
               Health Care Supplies - 0.4 %
13,450,000     Biomet, Inc., 10.375%, 10/15/17                   $14,156,125
               Total Health Care Equipment & Services            $49,536,738
               Pharmaceuticals & Biotechnology - 0.3 %
               Life Sciences Tools & Services - 0.3 %
4,140,000      Bio-Rad Laboratories, Inc., 6.125%, 12/15/14      $ 3,891,600
7,000,000      Bio-Rad Laboratories, Inc., 7.5%, 8/15/13           6,982,500
                                                                 $10,874,100
               Total Pharmaceuticals & Biotechnology             $10,874,100
               Diversified Financials - 0.6 %
               Multi-Sector Holding - 0.6 %
5,000,000      Leucadia National, 7.125%, 3/15/17 (144A)         $ 4,681,250
12,265,000     Leucadia National, 8.125%, 9/15/15                 12,219,006
                                                                 $16,900,256
               Specialized Finance - 0.0 %
950,000   12.50Foundation RE II, Ltd., Floating Rate Note, 1/8/09$   925,300
               Total Diversified Financials                      $17,825,556
               Insurance - 1.8 %
               Insurance Brokers - 0.6 %
19,710,000     Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)      $17,541,900
4,050,000      Hub International Holdings, 10.25%, 6/15/15 (144A)  3,240,000
                                                                 $20,781,900
               Multi-Line Insurance - 0.3 %
11,400,00 10.75Liberty Mutual Group, Floating Rate Note, 6/15/58 $10,488,000
               Property & Casualty Insurance - 0.3 %
2,500,000  7.19Blue Fin, Ltd., Floating Rate Note, 4/10/12       $ 2,457,750
13,185,00 14.00MBIA, Inc., Floating Rate Note, 1/15/33 (144A) (b)  7,251,750
                                                                 $ 9,709,500
               Reinsurance - 0.5 %
1,750,000  8.92Caelus Re, Ltd., Floating Rate Note, 6/7/11       $ 1,745,100
2,700,000  6.82Foundation Re, Ltd., Floating Rate Note, 11/24/08   2,634,930
1,675,000 12.03Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/  1,675,168
625,000    8.78Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/    637,875
790,000    7.45Newton Re, Ltd., Cat Bond, Floating Rate Note, 12/    791,659
1,150,000  9.75Newton Re, Ltd., Cat Bond, Floating Rate Note, 12/  1,118,605
3,000,000  6.39Redwood Capital X, Ltd., CAT Bond, Floating Rate N  3,001,800
2,550,000  7.44Redwood Capital X, Ltd., CAT Bond, Floating Rate N  2,557,140
950,000   12.68Residential Reinsurance, Cat Bond, Floating Rate N    945,820
                                                                 $15,108,097
               Total Insurance                                   $56,087,497
               Real Estate - 7.3 %
               Real Estate Management & Development - 5.1 %
83,340,000     Forest City Enterprises, 6.5%, 2/1/17             $69,172,200
102,985,000    Forest City Enterprises, 7.625%, 6/1/15            91,656,650
                                                                 $160,828,850
               Real Estate Investment Trust - 1.5 %
56,449,000     BF Saul Real Estate Investment Trust, 7.5%, 3/1/14$48,405,018
               Retail Real Estate Investment Trusts - 0.7 %
26,500,000     Rouse Co Lp/TRC Co- ISSR, 6.75%, 5/1/13 (144A)    $22,283,930
               Total Real Estate                                 $231,517,798
               Software & Services - 1.5 %
               Data Processing & Outsourced Services - 1.5 %
52,870,000     First Data Corp., 9.875%, 9/24/15 (144A)          $46,789,950
               Total Software & Services                         $46,789,950
               Technology Hardware & Equipment - 3.1 %
               Communications Equipment - 0.9 %
22,340,000     Corning Inc., 8.875%, 8/16/21                     $27,109,367
1,650,000      Mastec, Inc., 7.625%, 2/1/17                        1,410,750
                                                                 $28,520,117
               Electronic Equipment & Instruments - 0.4 %
13,856,000     Itron, Inc., 7.75%, 5/15/12                       $13,873,320
               Technology Distributors - 1.8 %
42,733,000     Anixter International Corp., 5.95%, 3/1/15        $37,605,040
19,327,000     Arrow Electronic, Inc., 7.5%, 1/15/27              18,745,199
                                                                 $56,350,239
               Total Technology Hardware & Equipment             $98,743,676
               Semiconductors - 0.3 %
13,580,00  6.65Freescale Semiconductor, Floating Rate Note, 12/15$10,626,350
               Total Semiconductors                              $10,626,350
               Telecommunication Services - 1.3 %
               Integrated Telecommunication Services - 1.2 %
3,695,000      GCI, Inc., 7.25%, 2/15/14                         $ 3,214,650
26,750,000     Intelsat Sub Holdings, 8.5%, 1/15/13 (144A)        26,482,500
4,055,000      Paetec Holdings, 9.5%, 7/15/15                      3,695,119
4,750,000      Telesat Canada, 11.0%, 11/1/15                      4,441,250
                                                                 $37,833,519
               Total Telecommunication Services                  $37,833,519
               Utilities - 3.1 %
               Electric Utilities - 0.8 %
8,400,000      Allegheny Generating Co., 6.875%, 9/1/23          $ 8,296,554
17,000,000     Intergen NV, 9.0%, 6/30/17                         17,340,000
                                                                 $25,636,554
               Independent Power Producer & Energy Traders - 2.2 %
38,652,000     NRG Energy, Inc., 7.375%, 1/15/17                 $37,299,174
31,235,000     TXU Energy Co., 10.25%, 11/1/15                    31,235,000
                                                                 $68,534,174
               Multi-Utilities - 0.1 %
4,335,000      Public Service of New Mexico, 9.25%, 5/15/15      $ 4,410,863
               Total Utilities                                   $98,581,591
               TOTAL CORPORATE BONDS
               (Cost  $2,192,850,600)                         $1,947,700,760

               Municipal Bond - 0.2 %
               Commercial Services & Supplies - 0.2 %
               Environmental & Facilities Services - 0.2 %
10,000,00  7.97Ohio Air Quality Development, Floating Rate Note, $ 5,300,000
               TOTAL MUNICIPAL BOND
               (Cost  $10,000,000)                               $ 5,300,000

               Senior Secured Floating Rate Loan Interests - 3.5 % **
               Energy - 0.1 %
               Oil & Gas Exploration & Production - 0.1 %
4,600,000      Venoco, Inc., Second Lien, 6.69% 5/7/14           $ 4,436,125
               Total Energy                                      $ 4,436,125
               Materials - 0.1 %
               Steel - 0.1 %
2,419,330      Niagara Corp., Term Loan, 7.47% 6/29/14           $ 2,129,010
               Total Materials                                   $ 2,129,010
               Capital Goods - 0.4 %
               Aerospace & Defense - 0.4 %
14,830,000     Aeroflex, Inc., Aeroflex 2/07 Sr, 11.75%, 8/15/08 $13,347,000
               Total Capital Goods                               $13,347,000
               Transportation - 0.1 %
               Air Freight & Couriers - 0.1 %
828,244        TNT Logistics Plc, Additional Pre-Funded, 5.46%, 1$   761,985
2,501,266      TNT Logistics Plc, U.S. Term Loan, 5.48%, 11/4/13   2,301,165
                                                                 $ 3,063,150
               Total Transportation                              $ 3,063,150
               Automobiles & Components - 0.0 %
               Auto Parts & Equipment - 0.0 %
500,000        Accuride Corp., Term Advance, 6.03%, 1/31/12      $   480,206
               Total Automobiles & Components                    $   480,206
               Consumer Services - 0.6 %
               Casinos & Gaming - 0.6 %
12,451,555     Gateway Casinos & Entertainment, Advance (Second L$10,755,031
2,502,825      Gateway Casinos & Entertainment, Delayed Draw, 5.2  2,161,815
10,000,000     Gateway Casinos & Entertainment, Term Advance, 8.2  6,725,000
                                                                 $19,641,846
               Total Consumer Services                           $19,641,846
               Health Care Equipment & Services - 0.4 %
               Health Care Supplies - 0.4 %
15,000,000     Inverness Medical Innovations, Term Loan, 4.06% 6/$14,137,500
               Total Health Care Equipment & Services            $14,137,500
               Insurance - 0.8 %
               Insurance Brokers - 0.6 %
5,359,500      Alliant Holdings I, Inc., Term Loan, 5.8%, 8/21/14$ 4,957,538
1,790,379      HUB International Holdings, Ltd., Delayed Draw, 4.  1,648,245
7,965,608      HUB International Holdings, Ltd., Initial Term Loa  7,333,238
5,494,500      Usi Holdings Corp., Tranche B Term Loan, 5.56%, 4/  5,082,413
                                                                 $19,021,434
               Multi-Line Insurance - 0.2 %
6,905,250      AmWins Group, Inc., Initial Term Loan, 5.07%, 6/11$ 5,627,779
               Total Insurance                                   $24,649,213
               Utilities - 0.9 %
               Independent Power Producer & Energy Traders - 0.9 %
9,502,152      NRG Energy, Inc., SLC, Credit Linked, 4.3% 2/1/13 $ 9,062,677
19,398,571     NRG Energy, Inc., Term Loan B, 4.3% 2/1/13         18,501,387
                                                                 $27,564,064
               Total Utilities                                   $27,564,064
               TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
               (Cost  $120,500,959)                              $109,448,114

               Temporary Cash Investments - 10.9 %
               Repurchase Agreements - 1.6 %
 $10,175,000   Bank of America, 2.18%, dated 7/31/08, repurchase price
            of $10,175,000 plus accrued interest on 8/1/08 collateralized by the following:

               $1,038,202, U.S. Treasury Note, 3.875%, 5/15/09
               $9,879,737 Freddie Mac Giant, 5.0%, 3/1/38        $10,175,000

10,175,000     Barclays Plc, 2.18%, dated 7/31/08, repurchase pri
             of $10,175,000 plus accrued interest on 8/1/08 collateralized by the following:

               $5,986,364 Freddie Mac Giant, 4.5 - 5.0%, 12/1/20 - 3/1/28
               $3,959,379 Federal National Mortgage Association, 6.0%, 11/1/37
               $3,465,149 U.S. Treasury Strip, 0.0%, 5/15/20      10,175,000

10,180,000     Deutsche Bank, 2.19%, dated 7/31/08, repurchase pr
               of $10,180,000 plus accrued interest on 8/1/08 collateralized by the following:

               $7,610,632 Freddie Mac Giant, 4.5 - 7.0%, 5/1/17 - 5/1/38
               $3,669,577 U.S Treasury Strip, 0.0%, 11/15/18
              $972,499 Federal Home Loan Mortgage Corp., 4.612-5.783%, 6/1/35-
5/1/38
               $7,616,801 Federal National Mortgage Association (ARM), 4.624-6.812%, 12/1/16 - 12/1/37
               $403,068 Government National Mortgage Association, 10,180,000

10,175,000     JP Morgan, 2.18%, dated 7/31/08, repurchase price
              of $10,175,000 plus accrued interest on 8/1/08 collateralized by
               $14,493,619 Federal National Mortgage Association, 5.5 - 7.0%,
               2/1/18 - 2/1/38                                    10,175,000

10,175,000     Merrill Lynch, 2.18%, dated 7/31/08, repurchase price of
               $10,175,000 plus accrued interest on 8/1/08 collateralized by
               $11,748,127 Freddie Mac Giant, 5.0-5.5%, 2/1/37-1/ 10,175,000
                                                                 $50,880,000
               Securities Lending Collateral  - 9.3% (d)
5,411,892      Certificates of Deposit:
4,050,818      American Express, 2.72%, 8/8/08                   $ 5,411,892
8,101,635      Bank of America, 2.88%, 8/11/08                     4,050,818
4,050,818      CBA, 3.02%, 7/16/09                                 8,101,635
1,458,558      Citibank, 2.85%, 7/29/08                            4,050,818
4,054,164      Banco Santander NY, 2.8%, 10/7/08                   1,458,558
4,049,588      Banco Santander NY, 3.09%, 12/22/08                 4,054,164
2,025,409      Bank of Nova Scotia, 3.18%, 5/5/09                  4,049,588
1,457,066      Bank of Scotland NY, 2.72%, 8/15/08                 2,025,409
2,024,546      Bank of Scotland NY, 2.89%, 11/4/08                 1,457,066
7,291,472      Bank of Scotland NY, 3.03%, 9/26/08                 2,024,546
6,076,238      Barclays Bank, 3.18%, 5/27/09                       7,291,472
2,430,506      Bank Bovespa NY, 2.705%, 8/8/08                     6,076,238
3,402,687      Calyon NY, 2.85%, 8/25/08                           2,430,506
1,285,316      Calyon NY, 2.64%, 9/29/08                           3,402,687
1,620,340      Calyon NY, 2.69%, 1/16/09                           1,285,316
3,002,997      Deutsche Bank Financial, 2.72%, 8/4/08              1,620,340
7,291,472      Dexia Bank NY, 3.37%, 9/29/08                       3,002,997
348,104        DNB NOR Bank ASA NY, 2.9%, 6/8/09                   7,291,472
7,421,098      Fortis, 3.11%, 9/30/08                                348,104
2,025,409      Intesa SanPaolo S.p.A., 2.72%, 5/22/09              7,421,098
2,754,556      Lloyds Bank, 2.61%, 8/18/08                         2,025,409
4,050,818      Natixis, 2.83%, 8/4/08                              2,754,556
468,261        NORDEA NY, 2.81%, 8/29/08                           4,050,818
388,349        NORDEA NY, 2.72%, 4/9/09                              468,261
648,064        NORDEA NY, 2.73%, 12/1/08                             388,349
4,050,857      Rabobank Nederland NY, 2.37%, 8/29/08                 648,064
2,430,491      Royal Bank of Canada NY, 2.6%, 9/5/08               4,050,857
2,431,776      Bank of Scotland NY, 2.7%, 8/1/08                   2,430,491
469,672        Bank of Scotland NY, 2.96%, 11/3/08                 2,431,776
808,453        Skandinavian Enskilda Bank NY, 3.18%, 9/22/08         469,672
7,291,472      Skandinavian Enskilda Bank NY, 3.06%, 2/13/09         808,453
5,104,030      Svenska Bank NY, 2.7%, 7/8/09                       7,291,472
2,430,491      Toronto Dominion Bank NY, 2.77%, 9/5/08             5,104,030
808,857        Toronto Dominion Bank NY, 2.75%, 11/5/08            2,430,491
               Wachovia, 3.62%, 10/28/08                             808,857
                                                                 $113,016,278
1,247,831      Commercial Paper:
1,619,166      Bank of America, 2.7%, 8/26/08                    $ 1,247,831
4,024,258      Bank of America, 2.6%, 8/11/08                      1,619,166
4,033,623      Citigroup, 2.83%, 10/24/08                          4,024,258
7,955,806      HSBC Securities, Inc., 2.88%, 9/29/08               4,033,623
3,237,851      Honda Finance Corp., 2.92%, 7/14/09                 7,955,806
7,275,904      ING Funding, 2.7%, 8/13/08                          3,237,851
1,000,552      Macquarie Bank, 2.75%, 8/29/08                      7,275,904
6,451,024      PARFIN, 3.18%, 8/1/08                               1,000,552
1,609,536      Rabobank, 2.68%, 10/3/08                            6,451,024
1,619,803      Royal Bank of Scotland, 2.66%, 10/21/08             1,609,536
3,235,701      Societe Generale, 3.18%, 8/5/08                     1,619,803
1,619,164      Societe Generale, 3.18%, 8/22/08                    3,235,701
770,915        SVSS NY, 3.18%, 8/11/08                             1,619,164
3,645,043      Bank Bovespa NY, 2.79%, 3/12/09                       770,915
4,049,503      General Electric Capital Corp., 2.77%, 1/5/09       3,645,043
1,498,123      General Electric Capital Corp., 2.82%, 3/16/09      4,049,503
4,050,818      IBM, 3.18%, 2/13/09                                 1,498,123
7,291,472      IBM, 3.18%, 6/26/09                                 4,050,818
6,886,390      Met Life Global Funding, 3.16%, 6/12/09             7,291,472
               WestPac, 3.18%, 6/1/09                              6,886,390
                                                                 $73,122,482
12,152,453     Mutual Funds:
12,152,453     AIM Short Term Investment Trust, 2.47%            $12,152,453
12,152,453     BlackRock Liquidity Money Market Fund, 3.18%       12,152,453
               Dreyfus Preferred Money Market Fund, 3.18%         12,152,453
                                                                 $36,457,359
190,712        Tri-party Repurchase Agreements:
13,561,732     Barclays Capital Markets, 2.15%, 8/1/08           $   190,712
56,711,447     Deutsche Bank, 2.18%, 8/1/08                       13,561,732
               Lehman Brothers, 2.13%, 8/1/08                     56,711,447
                                                                 $70,463,892
1,599,335      Other:
               ABS CFAT 2008-A A1, 3.005%, 4/27/09               $ 1,599,335
               Total Securities Lending Collateral               $294,659,345
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost  $345,539,345)                              $345,539,345

               TOTAL INVESTMENT IN SECURITIES - 108.0%
               (Cost  $3,627,544,914) (a)                      $3,414,216,573

               OTHER ASSETS AND LIABILITIES - (8.0)%           $(252,225,635)

               TOTAL NET ASSETS-100.0%                         $3,161,990,938

*              Non-income producing security.

PIK            Represents a pay in kind security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2008, the value of these securities amounted to $363,358,084 or 11.5% of total net assets.

** Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank
               Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

(a) At July 31, 2008, the net unrealized gain on investments based on cost for federal income tax purposes of $3,627,544,914 was as follows:

               Aggregate gross unrealized loss for all investments
               in which there is an excess of value over tax cost  298,489,381

               Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (511,817,722)

               Net unrealized loss                                (213,328,341)

(b)             At July 31, 2008, the following securities were out on loan:

Shares                              Security                        Value
206,000        Polyment Mining Corp. *                              690,100
156,900        Cinemark Holdings, Inc. *                          2,300,154
32,500         CommScope, Inc. *                                  1,449,175
107,300        ESCO Electronics Corp. *                           4,415,395
5,400          Forest City Enterprises, 7.375%, 2/1/34              117,180
286,500        General Cable Corp. *                              16,510,995
2,500          General Communication, Inc. *                         22,425
230,100        Inverness Medical Innovations, Inc. *              7,756,671
231,200        Itron, Inc. *                                      21,346,696
20,000         Lennox International Inc.                            714,000
461,900        McMoRan Exploration Co. *                          12,979,390
415,375        NRG Energy, Inc. *                                 15,073,959
39,400         Paetec Holding Corp. *                               232,066
41,600         Sandridge Energy, Inc. *                           2,033,824
390,200        Scientific Games Corp. *                           11,838,668
204,000        Sempra Energy                                      11,456,640
338,701        Tesoro Petroleum Corp.                             5,229,543
242,900        Texas Industries, Inc.                             12,557,930
140,200        Thoratec Corp. *                                   2,630,152
44,800         Waters Corp. *                                     3,043,712

Principal
Amount ($)
10,766,000     Allison Transmission, 11.0%, 11/1/15 (144A)        9,743,230
2,928,000      Aventine Renewable Energy, 10.0%, 4/1/17           1,873,920
1,088,000      Baldor Electric, 8.625%, 2/15/17                   1,090,720
250,000        Cooper Standard Auto, 7.0%, 12/15/12                 206,250
5,750,000      Cooper Standard Auto, 8.375%, 12/15/14             4,082,500
3,595,000      Expedia, Inc., 8.5%, 7/1/16 (144A)                 3,415,250
5,629,000      General Cable Corp., 7.125%, 4/1/17                5,319,405
46,575,000     Georgia Gulf Corp., 9.5%, 10/15/14                 35,164,125
32,779,000     Georgia Gulf Corp., 10.75%, 10/15/16               17,045,080
10,375,000     Graham Packaging Co., 9.875%, 10/15/14             8,870,625
9,000,000      Graphic Packaging Co., 9.5%, 8/15/13               8,370,000
1,380,000      Ineos Group Holdings Plc, 8.5%, 2/15/16 (144A)       924,600
500,000        Liberty Mutual Group, Floating Rate Note, 6/15/58 (  460,000
13,000,000     MBIA, Inc., Floating Rate Note, 1/15/33 (144A)     7,150,000
915,000        Mannkind Corp., 3.75%, 12/15/13                      503,250
1,341,000      Sally Holdings LLC, 10.5%, 11/15/16                1,287,360
4,000,000      Texas Competitive Elections, 10.25%, 1/11/15***    4,102,500
33,313,000     Univision Communications, 9.75%, 3/15/15 PIK (144A)25,401,163
6,236,000      Verasun Energy Corp., 9.875%, 12/15/12             5,300,600
23,000         Wesco Distribution Inc., 1.75%, 11/15/26              18,630
21,436,000     Yankee Acquisition Corp. 9.75%, 2/15/17            12,325,700
               Total                                             $285,053,583

(d)            Security lending collateral is managed by Credit Suisse.
***            Pending sale at 7/31/08

(c)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2008

* Print the name and title of each signing officer under his or her signature.